Segment and Geographic Data (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of revenue by geographical region	Revenue by geographical region is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Americas	$24,592	$19,542	$48,392	$37,781
EMEA	5,048	3,882	10,059	7,615
Asia Pacific	1,762	1,339	3,486	2,746
Total	$31,402	$24,763	$61,937	$48,142

Revenue by geographical region is as follows (in thousands):

	Year Ended December 31,
	2019	2018	2017
Americas	$80,574	$61,501	$33,853
EMEA	16,220	12,674	7,914
Asia Pacific	5,913	4,638	3,048
Total	$102,707	$78,813	$44,815